CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Income tax expenses from reclassification items securities, tax effects	$ 0	$ 13,239	$ 0
Unrealized gains on available-for-sale securities
Accumulated other comprehensive income reclassifications for unrealized gains on available-for-sale securities	$ 0	$ 39,719	$ 0